Insurance contracts - Summary of Changes in Technical Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Opening balance	R$ 154,076	R$ 129,305
Additions arising from premiums / contribution	26,913	24,850
Deferral of risk	(4,548)	(5,421)
Payment of claims / benefits	(1,700)	(2,032)
Reported claims	1,291	1,620
Redemptions	(12,536)	(15,217)
Net portability	3,436	1,089
Adjustment of reserves and financial surplus	7,770	17,562
Corporate Reorganization	(282)
Other (recognition / reversal)	6,812	2,320
Reserves for insurance and private pension	181,232	154,076
Unearned premiums	1,898	2,221
Mathematical reserve for benefits to be granted and benefits granted	176,165	148,365
Redemptions and Other Unsettled Amounts	275	221
Financial surplus	606	583
Unsettled claims	594	792
IBNR	428	462
Administrative and Related Expenses	123	110
Other	1,143	1,322
Total	181,232	154,076
Insurance [member]
Disclosure of other provisions [line items]
Unearned premiums	1,883	2,204
Mathematical reserve for benefits to be granted and benefits granted	173	24
Redemptions and Other Unsettled Amounts	11	11
Financial surplus	2	2
Unsettled claims	560	769
IBNR	401	435
Administrative and Related Expenses	28	39
Other	406	442
Total	3,464	3,926
Private Pension [Member]
Disclosure of other provisions [line items]
Opening balance	37,679	32,688
Additions arising from premiums / contribution	2,536	2,395
Deferral of risk	(323)	(297)
Payment of claims / benefits	(402)	(370)
Redemptions	(1,687)	(1,939)
Net portability	2,683	380
Adjustment of reserves and financial surplus	1,717	4,371
Other (recognition / reversal)	1,685	451
Reserves for insurance and private pension	43,888	37,679
Unearned premiums	15	17
Mathematical reserve for benefits to be granted and benefits granted	175,992	148,341
Redemptions and Other Unsettled Amounts	264	210
Financial surplus	604	581
Unsettled claims	34	23
IBNR	27	27
Administrative and Related Expenses	95	71
Other	737	880
Total	177,768	150,150
Property Individuals And Life Insurance [Member]
Disclosure of other provisions [line items]
Opening balance	3,926	4,755
Additions arising from premiums / contribution	4,059	4,302
Deferral of risk	(4,225)	(5,124)
Payment of claims / benefits	(1,228)	(1,623)
Reported claims	1,291	1,620
Redemptions	(2)	(1)
Adjustment of reserves and financial surplus	16	20
Corporate Reorganization	(282)
Other (recognition / reversal)	(91)	(23)
Reserves for insurance and private pension	3,464	3,926
Life With Survivor Benefits [Member]
Disclosure of other provisions [line items]
Opening balance	112,471	91,862
Additions arising from premiums / contribution	20,318	18,153
Payment of claims / benefits	(70)	(39)
Redemptions	(10,847)	(13,277)
Net portability	753	709
Adjustment of reserves and financial surplus	6,037	13,171
Other (recognition / reversal)	5,218	1,892
Reserves for insurance and private pension	R$ 133,880	R$ 112,471